Putnam
Convertible
Opportunities
and Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report covers Putnam Convertible Opportunities and Income Trust 2001 for the six months ended August 31, 2001 -- before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

Throughout the crisis, Putnam professionals have remained focused on their responsibilities to the fund's shareholders. All systems have been kept fully operational and all phone lines fully staffed. And of course, Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain careful oversight of your fund in light of the changing environment.

The important thing for investors to do is to remain focused and not to allow the near-term impact of this tragedy to cloud a long-term perspective. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 17, 2001

REPORT FROM FUND MANAGEMENT

Dolores S. Bamford
James A. Polk
Rosemary H. Thomsen
and the Credit Team

During the six-month-period that ended August 31, 2001 -- shortly before the tragic events of September 11 -- Putnam Convertible Opportunities and Income Trust's performance was influenced by volatility in the equity markets, a strong bond market, and a much-improved performance from high-yield corporate bonds. Your fund's market price decline reflected the impact of the volatile equity markets on the fund's convertible holdings, which was exacerbated by negative perceptions in the marketplace. Note that the decrease in the fund's net asset value reflects the actual decline in the value of the fund's holdings in the six-month period.

Total return for 6 months ended 8/31/01

                 NAV            Market price
-----------------------------------------------------------------------
               -2.97%             -7.08%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* PERFORMANCE SPLIT BETWEEN TWO MARKET SEGMENTS

Performance in the convertible bond market diverged sharply between two main groups within the convertible universe -- those bonds that are more equity-sensitive and tend to move with the stock market, and those which are less equity-sensitive and tend to perform more like traditional bonds. Equity-sensitive convertible bonds typically have conversion prices that are close to, or exceed, the market price of underlying stock. Their prices tend to be highly correlated with the stock price of their issuing company. Convertibles which are less equity-sensitive generally carry conversion prices that are far below their issuers' stock price, along with much higher yields. As a result, they perform much more like bonds and are typically much less affected, if at all, by price movements in the underlying stock.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Corporate bonds and notes -- 46.4%

Convertible securities -- 45.8%

Common stock -- 3.8%

Preferred stock -- 0.9%

Warrants -- 0.2%

Other -- 2.9%

Footnote reads:
*Based on total market value of investments as of 8/31/01. Composition will vary over time.


Among equity-sensitive convertibles, we saw disappointing performance that reflected the stock market's decline over the past six months. In particular, the technology-oriented Nasdaq index, which had a return of -16.10% during the fund's semiannual reporting period, was a negative influence on the convertible market because of the large number of convertibles issued by technology and telecommunications companies in the past several years.

* PERFORMANCE VARIED SUBSTANTIALLY ACROSS DIFFERENT MARKET AND INDUSTRY SECTORS

Several areas of the convertible bond market performed well during the period. These included higher-yield bonds, which benefited from the bond market's strong performance; investment-grade convertibles; and convertibles in value-oriented sectors such as consumer cyclicals, basic materials, and basic industries. Sectors that lagged included technology and telecommunications, energy, and utilities. Compared to its benchmark, the Merrill Lynch All-Convertible Index, the fund was underweighted in telecommunications, energy and utilities, which was helpful, but it was overweighted in technology, which detracted from performance. The fund also had large positions in health-care convertibles, which are quite equity-sensitive; this also had a negative effect on performance.

Currently, roughly 40% of the fund's holdings could be considered equity-sensitive, which is in line with the fund's benchmark. We have been deliberately increasing this weighting somewhat to position the fund to benefit from any recovery in the equity markets. However, although we are increasing the fund's exposure to equity risk, we are doing so with companies that are more value-oriented, rather than with growth stocks, which is a more conservative approach and which we think makes sense in this difficult market environment. One example is Texas Industries, which manufactures steel, cement, and concrete products used in construction and manufacturing. This company has a relatively low price-to-earnings ratio as well as strong earnings potential over the next several years. Another example is Freeport McMoRan, a gold, copper, and silver mining company with mines located primarily in Indonesia. Despite rising costs in the mining industry, Freeport had net income of $74 million and saw revenues increase 14% in the first half of 2001. In addition, Freeport is the world's lowest cost copper producer, and its lean cost structure has made it one of a handful of profitable mining firms. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Western Gas Resources
zero % cumulative convertible preferred
Oil and gas

Xerox Corporation
convertible  subordinated debentures 0.57%, 2018
Photography/Imaging

Metlife Capital Trust I
$4.00 cumulative convertible preferred
Insurance

Citrix Systems, Inc.
convertible subordinated debentures zero %, 2019
Software

TXI Capital Trust I
$2.75 convertible preferred
Engineering and construction


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Charter Communications Holdings, LLC
senior notes 11.125%, 2011
Cable television

Echostar Broadband Corp.
senior notes 10.375%, 2007
Broadcasting

Finova Group, Inc.
notes 7.5%, 2009
Consumer finance

Trump Castle Funding, Inc.
subordinated notes 10.25%, 2003
Gaming and lottery

Waste Management, Inc.
senior notes 7.375%, 2010
Waste management

Footnote reads:
*The combined holdings represent 6.2% of the fund's net assets as of 8/31/01.
 Portfolio holdings will vary over time.


Among the fund's higher-yielding, non-equity-sensitive holdings, many are in the volatile technology and telecommunications sectors. These convertibles have had such a sharp decline in their stock prices that investors perceive little chance of a conversion ever taking place. They are called "busted convertibles" because the conversion option has been virtually eliminated, but they remain appealing because of their high yields. In addition, if their stock prices ever do recover, the bond price would have strong potential for appreciation. However, the risk one runs when investing in busted convertibles is that the issuing company could go bankrupt. As a result, we have been extremely careful in choosing these types of securities for the portfolio, and have sought to divest any holdings that we felt were too risky.

* CORPORATE HIGH YIELD PERFORMED WELL, EXCEPT FOR TELECOM SECTOR

Like the convertible market, the corporate high-yield bond market has also been a tale of two diverging market segments over the past six months. In this case, the segments consisted first of telecommunications bonds and, secondly, those from all other industries. While the telecommunications sector has performed poorly with rising default rates, most other sectors have experienced a solid recovery from the doldrums that have marked the entire high-yield market since 1998. This year, the combination of the Federal Reserve Board's rate cuts, the shift to a steepening yield curve (from one that was inverted), a strong bond market, and historically attractive yields contributed to renewed strength in the broader high-yield market.

The high-yield portion of your fund has performed well in the past six months, making a solid and positive contribution to the fund's return for the period. The high-yield portion of this fund had better-than-average performance during the six-month period. Much of this was due to our trimming back in the struggling telecommunications sector and adding higher-quality, BB-rated bonds in other sectors such as consumer cyclicals, basic industries, and basic materials. Your fund benefited from these strategic decisions.

* OUTLOOK CALLS FOR EQUITY VOLATILITY, BOND MARKET STRENGTH

With the split in the convertible market into equity- and non-equity-sensitive groups, our expectations for future performance are split as well. We expect further volatility in the equity markets, especially in the wake of the tragic events of September 11, which will negatively affect equity-sensitive convertible bond performance. The non-equity-sensitive convertibles may benefit if the bond market shows improved performance, which we consider highly likely. In uncertain times, investors tend to move from stocks into more conservative investments, such as bonds. Certainly in the past we have witnessed many instances of this "flight to quality" into the bond market; if another occurs in the next six to 12 months, high-yielding convertibles may perform well.

The fund's corporate high-yield bonds will be exposed to near-term volatility in the wake of the terrorist attacks. Nevertheless, we believe the solid fundamentals in the high-yield market, including peaking default rates, a steep yield curve, higher demand, and an increase in issuance, should bode well for this sector when the markets stabilize. Of course, we will continue to monitor economic and market developments and manage the fund's risk exposure accordingly.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuers' ability to pay principal and interest.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


PUTNAM'S POLICY ON DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

TOTAL RETURN FOR PERIODS ENDED 8/31/01

                                     Merrill Lynch    CSFB
                                    All-Convertible High-Yield    Consumer
                  NAV   Market price    Index       Bond Index   price index
-------------------------------------------------------------------------------
6 months        -2.97%    -7.08%       -3.00%         -0.18%        0.74%
-------------------------------------------------------------------------------
1 year         -10.64     -5.85       -20.44           0.53         2.78
-------------------------------------------------------------------------------
5 years         23.45     31.85        65.34          25.87        12.84
Annual average   4.30      5.69        10.58           4.71         2.45
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95) 44.68     31.27        92.81          41.18        16.39
Annual average   6.17      4.51        11.23           5.75         2.49
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 8/31/01

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                       6
-------------------------------------------------------------------------------
Income                                                    $0.612
-------------------------------------------------------------------------------
Capital gains                                               --
-------------------------------------------------------------------------------
  Total                                                   $0.612
-------------------------------------------------------------------------------
Share value:                                          NAV        Market price
-------------------------------------------------------------------------------
2/28/01                                             $19.81          $18.880
-------------------------------------------------------------------------------
8/31/01                                              18.57           16.950
-------------------------------------------------------------------------------
Current return (common shares, end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                               6.59%           7.22%
-------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

                              NAV           Market price
-------------------------------------------------------------------------------
6 months                    -6.99%            -4.10%
-------------------------------------------------------------------------------
1 year                     -15.29             -7.16
-------------------------------------------------------------------------------
5 years                     11.06             26.63
Annual average               2.12              4.83
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)             34.47             31.69
Annual average               4.85              4.50
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible bonds that is commonly used as a general measure of performance for the convertible bond market.

Credit Suisse First Boston (CSFB) High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of the bonds included in the index may be lower than the quality of the bonds in which the fund customarily invests.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





THE FUND'S PORTFOLIO
August 31, 2001 (Unaudited)

CORPORATE BONDS AND NOTES (46.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
$           122,504 Interact Operating Co. notes 14s, 2003 (PIK)                                      $          12
             30,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                     27,300
             70,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          73,150
             50,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            51,750
                                                                                                      -------------
                                                                                                            152,212

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Alliant Techsystems, Inc. 144A sr. sub. notes 8 1/2s, 2011                               61,800
            100,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    87,500
             50,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                       43,750
            150,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          151,875
             40,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   40,100
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       28,800
             60,000 Decrane Aircraft Holdings Co. company guaranty Ser. B,
                    12s, 2008                                                                                57,000
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               40,000
            100,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           106,500
             50,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              51,750
             50,000 Sequa Corp. sr. notes 9s, 2009                                                           50,500
            100,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              101,000
                                                                                                      -------------
                                                                                                            820,575

Agriculture (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Premium Standard Farms, Inc. 144A sr. notes 9 1/4s, 2011                                109,450

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air 2 US Industries 144A notes Ser. D, 12.266s, 2020                                    109,149
            100,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                           96,250
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     9,975
             50,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   49,455
             60,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          52,500
                                                                                                      -------------
                                                                                                            317,329

Automotive (1.8%)
-------------------------------------------------------------------------------------------------------------------
            108,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   110,160
             60,000 Autonation, Inc. 144A sr. notes 9s, 2008                                                 60,900
             70,000 Collins & Aikman Products, Inc. company
                    guaranty 11 1/2s, 2006                                                                   70,350
             10,000 Dana Corp. notes 7s, 2029                                                                 7,700
             20,000 Dana Corp. notes 6 1/4s, 2004                                                            19,100
            180,000 Dana Corp. 144A sr. notes 9s, 2011                                                      181,800
             30,000 Delco Remy Int'l 144A company guaranty 11s, 2009                                         31,875
            110,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                  106,150
             30,000 Dura Operating Corp. 144A company guaranty 9s, 2009                                      28,800
            120,000 Exide Corp. sr. notes 10s, 2005                                                         101,400
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                    3,600
             60,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                    7,200
             40,000 Hayes Lemmerz International, Inc. 144A company
                    guaranty 11 7/8s, 2006                                                                   39,600
            140,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                     84,000
             50,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                          51,456
            250,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         258,238
            110,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                            63,800
            170,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s,
                    2008 (In default) (NON)                                                                   3,400
                                                                                                      -------------
                                                                                                          1,229,529

Banking (1.3%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   220,825
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    84,724
            230,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  228,988
             90,000 Local Financial Corp. sr. notes 11s, 2004                                                90,000
             40,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              27,533
            160,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         174,400
             60,000 Sovereign Capital Trust company guaranty 9s, 2027                                        43,800
             50,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           44,278
                                                                                                      -------------
                                                                                                            914,548

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Constellation Brands, Inc. 144A sr. notes, 8s, 2008                                      61,200

Broadcasting (2.8%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Acme Television 144A sr. disc notes 10 7/8s, 2004                                       109,825
             30,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                             30,300
            174,900 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           194,139
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003
                    (Australia) (In default) (NON) (PIK)                                                          1
             70,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006                               39,900
             60,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                    61,985
            100,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                    95,760
             75,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda) (In default) (NON)                                                        14,250
            193,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     27,503
            410,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        431,013
             10,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                10,300
             40,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                    24,200
             90,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    88,538
            125,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       135,625
             50,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                         52,750
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   57,600
              5,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    1,700
            140,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      133,700
             20,000 News America, Inc. sr. notes 6 5/8s, 2008                                                20,061
             85,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                81,600
             50,000 Radio One, Inc. 144A sr. sub. notes 8 7/8s, 2011                                         51,375
             70,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        26,600
             40,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 38,800
             60,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               57,600
             60,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   37,200
            120,000 Young Broadcasting, Inc. 144A sr. sub. notes 10s, 2011                                  112,800
                                                                                                      -------------
                                                                                                          1,935,125

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
            100,000 American Standard Companies, Inc. company guaranty
                    7 3/8s, 2005                                                                            102,000
             20,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                            18,500
             30,000 Building Materials Corp. company guaranty 8s, 2008                                       19,800
            130,000 Dayton Superior Corp. company guaranty 13s, 2009                                        130,975
             20,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                     20,200
             40,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                           37,600
             30,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              29,550
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                          9,900
             20,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         20,000
                                                                                                      -------------
                                                                                                            388,525

Cable Television (2.9%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                    30,450
             90,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                    87,750
             30,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                     26,550
            250,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            241,250
             10,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                              8,775
            100,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                      94,500
            415,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                           447,163
             20,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                            21,500
            120,000 Charter Communications Holdings, LLC 144A sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                               71,400
            250,000 Comcast UK Cable, Ltd. deb. 11.2s, 2007 (Bermuda)                                       172,500
             90,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                           99,000
            130,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                           138,125
            295,000 Diamond Cable Communication PLC sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  129,800
             20,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                             11,800
            150,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           160,500
            100,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                               61,500
             20,000 Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
                    9 1/2s, 2013                                                                             20,200
             50,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     36,000
             10,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    10,550
             20,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       22,100
             10,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                           10,713
             50,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                         39,500
            350,000 United Pan-Europe NV sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                       47,250
            140,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                       16,800
             60,000 United Pan-Europe NV 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                       16,200
                                                                                                      -------------
                                                                                                          2,021,876

Chemicals (2.5%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Acetex Corp. 144A sr. notes 10 7/8s, 2009 (Canada)                                       35,875
             30,000 Airgas, Inc. 144A sr. sub. notes 9 1/8s, 2011                                            31,050
             60,000 Applied Extrusion Technologies, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                            62,850
             90,000 ARCO Chemical Co. deb. 9.8s, 2020                                                        85,950
             20,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                         20,400
            160,000 Equistar Chemicals LP/Equistar Funding Corp. 144A
                    sr. notes 10 1/8s, 2008                                                                 162,162
             40,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                               37,600
             20,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        20,800
            140,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      140,700
            100,000 Hollinger Participation Trust 144A sr. notes 12 1/8s,
                    2010 (Canada)                                                                            86,500
             90,000 Huntsman Corp. 144A sr. sub. notes FRN 7.08s, 2007                                       31,500
            150,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                           144,000
             50,000 IMC Global, Inc. 144A sr. notes 11 1/4s, 2011                                            52,118
             70,000 IMC Global, Inc. 144A sr. notes 10 7/8s, 2008                                            72,301
            130,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                      130,000
             20,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            19,900
            230,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              232,300
             60,000 Millenium America, Inc. 144A sr. notes 9 1/4s, 2008                                      61,200
             30,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          30,750
            200,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada) (In default) (NON)                                                100,000
             30,000 Pioneer Americas Acquisition company guaranty 9 1/4s,
                    2007 (In default) (NON)                                                                   9,600
             60,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    32,700
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                20,600
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              56,000
             75,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s,
                    2008 (In default) (NON)                                                                   3,656
             70,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s,
                    2006 (In default) (NON)                                                                  57,050
                                                                                                      -------------
                                                                                                          1,737,562

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          185,400
            130,000 Service Corp. International notes 6s, 2005                                              110,175
             20,000 Travel Centers of America notes 12 3/4s, 2009                                            20,450
                                                                                                      -------------
                                                                                                            316,025

Components (--%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s,
                    2007 (Cayman Islands)                                                                    10,150

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      49,625

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Better Minerals & Aggregates Co. company guaranty 13s,
                    2009                                                                                    134,400
             80,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010
                    (In default) (NON)                                                                       12,800
                                                                                                      -------------
                                                                                                            147,200

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            115,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              123,050
            150,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            122,250
             89,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                   88,778
                                                                                                      -------------
                                                                                                            334,078

Consumer Finance (0.7%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       85,500
             70,000 Delta Financial Corp. company guaranty 9 1/2s, 2004
                    (In default) (NON)                                                                       21,000
            440,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   333,300
             60,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  18,000
             60,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             50,100
                                                                                                      -------------
                                                                                                            507,900

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
             55,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             55,825
             40,000 Armkel, LLC/Armkel Finance 144A sr. sub. notes 9 1/2s, 2009                              41,000
             40,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   42,200
             30,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           29,550
             50,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                              35,000
             25,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           24,375
             50,000 Playtex Products, Inc. 144A company guaranty 9 3/8s, 2011                                51,500
             80,000 Revlon Consumer Products sr. notes 9s, 2006                                              60,400
                                                                                                      -------------
                                                                                                            339,850

Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 United Rentals (North America), Inc. 144A company
                    guaranty 10 3/4s, 2008                                                                   31,950

Containers (0.8%)
-------------------------------------------------------------------------------------------------------------------
             80,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                         77,600
             60,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                      52,200
             20,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     14,400
             30,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                   23,700
            160,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              126,400
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                8,300
             40,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                32,000
            120,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 106,800
             90,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                    87,300
                                                                                                      -------------
                                                                                                            528,700

Electric Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                    31,324
            110,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         108,075
             88,292 Luannan Energy Co. sec. notes 12 1/2s, 2002
                    (Cayman Islands)                                                                         44,146
              8,068 Luannan Energy Co. 144A sec. notes 12 1/2s,
                    2002 (Cayman Islands) (PIK)                                                               4,034
             70,000 Mission Energy Holding 144A sec. notes 13 1/2s, 2008                                     71,750
             89,458 Northeast Utilities notes Ser. A, 8.58s, 2006                                            93,808
             44,000 Northeast Utilities notes Ser. B, 8.38s, 2005                                            46,003
            180,000 The Cleveland Electric Illuminating Co. 144A sr. notes
                    Ser. D, 7.88s, 2017                                                                     190,310
                                                                                                      -------------
                                                                                                            589,450

Energy (0.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                          50,625
             40,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                                40,800
             30,000 Hanover Equipment Trust 144A secd. notes 8 1/2s, 2008                                    30,750
             20,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                    20,193
             30,000 Lone Star Technologies, Inc. 144A sr. sub. notes 9s, 2011                                27,600
             65,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                              65,000
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,900
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   135,200
                                                                                                      -------------
                                                                                                            381,068

Entertainment (0.4%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      27,300
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                    9,050
             70,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                   57,400
            190,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              191,900
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
            110,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s,
                    2008 (In default) (NON)                                                                   5,500
                                                                                                      -------------
                                                                                                            291,160

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s,
                    2004 (In default) (NON)                                                                  21,000
             40,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s,
                    2005 (In default) (NON)                                                                  16,800
            110,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                   100,650
             44,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                    22,000
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     19,750
             66,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   63,360
             90,000 Superior Financial 144A sr. notes 8.65s, 2003                                            91,479
             30,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                      30,975
                                                                                                      -------------
                                                                                                            366,014

Food (0.6%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             114,400
             50,000 Del Monte Corp. 144A sr. sub. notes 9 1/4s, 2011                                         51,625
            120,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                            99,000
             15,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                  9,263
             60,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                         62,400
            150,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                     88,500
                                                                                                      -------------
                                                                                                            425,188

Gaming & Lottery (3.2%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                   32,025
             60,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                         66,000
             40,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                41,200
            142,442 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                         85,465
            110,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                              111,795
             40,000 Harrah's Operating Co., Inc. company guaranty 8s, 2011                                   42,183
            130,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   136,825
             40,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               35,100
            160,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 162,800
            142,000 International Game Technology sr. notes 8 3/8s, 2009                                    149,100
             60,000 Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004                                 65,400
             40,000 Isle of Capri Black Hawk LLC company guaranty 8 3/4s, 2009                               37,200
             60,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                               64,350
            155,000 MGM Mirage company guaranty 8 3/8s, 2011                                                160,813
             30,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                             30,600
            115,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                       119,600
            160,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              166,800
             60,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                            62,700
             40,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             40,000
             40,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                             40,300
             30,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        30,750
             40,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                        40,300
            113,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                       81,925
             20,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                  17,000
            320,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                     324,000
             55,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                     58,300
                                                                                                      -------------
                                                                                                          2,202,531

Health Care (1.6%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                    94,725
            100,000 DaVita, Inc. company guaranty Ser. B, 9 1/4s, 2011                                      105,000
            110,000 HCA, Inc. deb. 7.19s, 2015                                                              106,150
             30,000 HCA, Inc. med. term notes 7.69s, 2025                                                    28,050
            130,000 HCA, Inc. med. term notes 6.63s, 2045                                                   134,508
            110,000 HCA, Inc. notes 8 3/4s, 2010                                                            121,000
             30,000 HCA, Inc. notes 8.36s, 2024                                                              29,325
            100,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          111,000
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                             404
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                             269
             55,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                            62,288
            150,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                    coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (NON) (STP)                                                                  1,049
            245,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          11,025
            100,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             110,250
            100,000 Triad Hospitals, Inc. 144A sr. notes 8 3/4s, 2009                                       104,250
             60,000 Vanguard Health Systems, Inc. 144A sr. sub. notes 9 3/4s, 2011                           62,100
                                                                                                      -------------
                                                                                                          1,081,393

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                     61,200
             70,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              68,600
             30,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                               32,700
             40,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                41,400
             30,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                31,200
             90,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            92,700
             90,000 KB Home sr. sub. notes 9 1/2s, 2011                                                      91,350
             70,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                        76,650
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             10,050
             70,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                73,850
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            62,400
             30,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 29,700
                                                                                                      -------------
                                                                                                            671,800

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Felcor Lodging company guaranty 9 1/2s, 2008                                             51,188
             10,000 Felcor Lodging 144A sr. notes 8 1/2s, 2011                                                9,650
            260,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              255,450
             40,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       39,800
             30,000 Host Marriott L.P. company guaranty Ser. G, 9 1/4s, 2007                                 30,900
             30,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        29,850
             60,000 ITT Corp. notes 6 3/4s, 2005                                                             59,870
             90,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      88,650
             90,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                   91,013
             20,000 Meristar Hospitality Corp. 144A sr. notes 9s, 2008                                       20,200
                                                                                                      -------------
                                                                                                            676,571

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         124,242
             90,000 Case Corp. notes 7 1/4s, 2016                                                            69,750
             20,000 Case Corp. notes 7 1/4s, 2005                                                            17,600
             10,000 Terex Corp. company guaranty 8 7/8s, 2008                                                 9,600
             20,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                       20,750
             80,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                        78,000
                                                                                                      -------------
                                                                                                            319,942

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Agco Corp. 144A sr. notes 9 1/2s, 2008                                                   69,650
            235,000 Blount, Inc. company guaranty 13s, 2009                                                 108,100
             45,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              37,125
            105,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          111,300
            310,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (In default) (NON) (STP)                                          1,550
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               22,500
            140,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  137,200
             35,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                 31,850
                                                                                                      -------------
                                                                                                            519,275

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Quebecor Media, Inc. 144A sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                           28,000
             50,000 Quebecor Media, Inc. 144A sr. notes 11 1/8s, 2011 (Canada)                               51,000
                                                                                                      -------------
                                                                                                             79,000

Medical Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   86,850
             60,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               62,100
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                   800
             85,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                 9
             50,000 Omnicare, Inc. 144A sr. sub. notes 8 1/8s, 2011                                          51,750
             60,000 Stewart Enterprises, Inc. 144A sr. sub. notes 10 3/4s, 2008                              63,675
            145,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                      15
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                       6
                                                                                                      -------------
                                                                                                            265,205

Medical Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
             65,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                               52,325
             50,000 AmerisourceBergen Corp. 144A sr. notes 8 1/8s, 2008                                      51,625
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          44,000
             40,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               28,000
             60,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                             59,700
             80,000 Quest Diagnostics, Inc. company guaranty 7 1/2s, 2011                                    83,317
                                                                                                      -------------
                                                                                                            318,967

Metals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            180,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            175,500
             10,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                    10,275
             48,560 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s,
                    2007 (PIK)                                                                               23,309
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,800
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,400
            210,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           174,300
            170,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                               5,950
             40,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      18,000
             40,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   38,200
             31,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                             33,015
            100,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                           100,500
             90,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              67,500
             10,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                            2,200
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                   3,000
             40,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        17,800
                                                                                                      -------------
                                                                                                            717,749

Oil & Gas (2.3%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                60,600
            220,000 Chesapeake Energy Corp. 144A company guaranty
                    8 1/8s, 2011                                                                            213,400
            180,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                                189,450
             15,000 El Paso Energy Partners L.P. 144A company guaranty
                    8 1/2s, 2011                                                                             15,300
             30,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                          31,500
             50,000 Forest Oil Corp. 144A sr. notes 8s, 2008                                                 50,125
             10,000 Giant Industries Corp. company guaranty 9s, 2007                                          9,300
             55,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            56,906
             30,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                         31,425
             70,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                   72,975
             80,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               85,200
             70,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          69,650
             70,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     68,950
            130,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                136,780
             20,000 Parker & Parsley, Co. sr. notes 8 1/4s, 2007                                             20,617
            140,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             155,400
             30,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                   30,225
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 10,100
             40,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         40,400
            100,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             110,000
             85,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                      90,950
             40,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                      40,200
                                                                                                      -------------
                                                                                                          1,589,453

Paper & Forest Products (1.7%)
-------------------------------------------------------------------------------------------------------------------
            125,000 APP China Group Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                              7,188
            205,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    zero % (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                          4,100
             65,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                   32,500
             40,000 Fibermark, Inc. 144A sr. notes 10 3/4s, 2011                                             39,000
             95,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                 93,100
             50,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   35,000
             60,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      16,800
             20,000 Georgia-Pacific Group notes 8 1/8s, 2011                                                 20,902
             90,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       96,300
             90,000 Potlatch Corp. 144A sr. sub. notes 10s, 2011                                             93,526
            200,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           197,000
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,125
            160,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            166,800
             60,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                             62,400
             40,000 Stone Container Finance 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   42,600
            210,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           217,350
                                                                                                      -------------
                                                                                                          1,155,691

Power Producers (1.2%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AES Corp. (The) notes 8 3/4s, 2008                                                       30,000
            100,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   98,500
            130,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                  133,900
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    62,400
             20,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     20,584
            140,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    142,254
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     40,476
            180,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     196,972
            110,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                   112,644
                                                                                                      -------------
                                                                                                            837,730

Publishing (0.7%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Affinity Group Holdings sr. notes 11s, 2007                                             123,000
            100,000 CanWest Media, Inc. 144A sr. sub. notes 10 5/8s,
                    2011 (Canada)                                                                           103,250
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                             76,400
             30,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                             29,700
             60,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             53,400
             60,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                     57,300
             40,000 PRIMEDIA, Inc. 144A sr. notes 8 7/8s, 2011                                               37,200
                                                                                                      -------------
                                                                                                            480,250

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                            106,000
             90,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                            92,700
             50,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   22,500
                                                                                                      -------------
                                                                                                            221,200

Real Estate (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                             30,075

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                      50,400

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    20,800
             70,000 Sbarro, Inc. company guaranty 11s, 2009                                                  72,275
            110,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   109,450
             40,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    40,200
                                                                                                      -------------
                                                                                                            242,725

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                                97,300
             90,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                   94,500
             30,000 Fleming Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                            30,900
             20,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      18,000
             30,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                    28,500
             35,000 J. Crew Operating Corp. 144A sr. sub. notes 10 3/8s, 2007                                31,500
            100,000 K mart Corp. deb. 7 3/4s, 2012                                                           90,000
             10,000 K mart Corp. 144A notes 9 7/8s, 2008                                                     10,150
              5,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                4,625
             90,000 Penney (J.C.) Co., Inc. notes 7.6s, 2007                                                 87,750
            200,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                186,000
             20,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   19,068
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   19,500
                                                                                                      -------------
                                                                                                            717,793

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/2s, 2009                               20,200
             45,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                               44,550
                                                                                                      -------------
                                                                                                             64,750

Shipping (0.3%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                             83,600
             90,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                  87,300
             40,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   42,400
                                                                                                      -------------
                                                                                                            213,300

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005
                    (In default) (NON) (STP)                                                                      5

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Perry-Judd company guaranty 10 5/8s, 2007                                                45,000
             40,059 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                32,047
             10,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                 9,300
                                                                                                      -------------
                                                                                                             86,347

Technology (0.4%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            52,200
             20,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                            17,800
             40,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                                24,000
             50,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                             37,000
             95,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                             64,600
             80,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  69,800
                                                                                                      -------------
                                                                                                            265,400

Technology Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                     10,450
            150,000 Equinix, Inc. sr. notes 13s, 2007                                                        60,000
            140,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                      37,800
             30,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                  8,100
             80,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     22,200
            120,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       123,600
             30,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                        30,525
             20,000 Pierce Leahy, Inc. company guaranty 8 1/8s, 2008 (Canada)                                19,900
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   2,063
             70,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                       4,813
                                                                                                      -------------
                                                                                                            319,451

Telecommunications (3.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                         1,000
             70,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    64,575
            100,000 American Tower Corp. sr. notes 9 3/8s, 2009                                              92,750
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008
                    (In default) (NON)                                                                          200
             30,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                             20,400
             60,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   18,900
             80,000 Covad Communications Group, Inc. sr. notes 12 1/2s,
                    2009 (In default) (NON)                                                                  19,200
             60,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 59,100
             70,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                  63,350
             40,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                      41,200
            120,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s,
                    2008                                                                                    124,800
             60,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                         900
             60,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         41,400
             10,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s,
                    2008 (Bermuda)                                                                            6,200
             40,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                           24,400
            190,000 Global Crossing Holdings, Ltd. company guaranty 8.7s,
                    2007 (Bermuda)                                                                          115,900
            140,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 12/1/03), 2008 (STP)                                                    40,600
             30,000 Level 3 Communications, Inc. sr. notes 11 1/4s, 2010                                     14,550
            110,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                         54,450
            100,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                      47,000
            120,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                              81,600
            140,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                        39,200
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               1,200
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             600
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              900
            107,000 Millicom International Cellular S.A. sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                        84,530
            220,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         198,000
            240,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      184,800
             20,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                        6,600
             55,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                43,725
             10,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                 7,750
             40,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                      7,000
            100,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                                                    17,000
             20,000 Nextlink Communications, Inc. sr. notes 9 5/8s, 2007                                      6,600
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    33,300
             90,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s,
                    2005 (In default) (NON)                                                                  18,000
             90,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (In default) (NON) (STP)                                   2,700
             30,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                        13,500
            120,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                            124,800
             60,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s,
                    2010 (In default) (NON)                                                                   3,600
             60,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                             57,300
             50,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   50,000
            130,000 RSL Communications PLC company guaranty 12 7/8s,
                    2010 (United Kingdom)                                                                     4,550
             55,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (United Kingdom) (In default) (NON)                                                  1,650
             70,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                         60,900
            110,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                    39,600
             90,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                            28,800
             80,000 Startec Global Communications Corp. sr. notes 12s, 2008                                   3,200
             40,000 USA Mobile Communications, Inc. sr. notes 14s,
                    2004 (In default) (NON)                                                                   8,800
             30,000 USA Mobile Communications, Inc. sr. notes 9 1/2s,
                    2004 (In default) (NON)                                                                   1,200
             30,000 Versatel Telecom BV sr. notes 13 1/4s, 2008 (Netherlands)                                 9,600
             25,000 Versatel Telecom BV sr. notes 13 1/4s, 2008 (Netherlands)                                 8,000
            110,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                            1,100
            157,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                   3,925
            100,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010                              45,000
             80,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                                36,800
             80,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                              36,000
             30,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                13,500
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                     1,150
             30,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                       5,100
             40,000 XO Communications, Inc. 144A sr. notes 12 1/2s, 2006                                     14,800
                                                                                                      -------------
                                                                                                          2,157,255

Telephone (1.8%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                     9,525
             60,000 Alamosa Delaware, Inc. 144A sr. notes 13 5/8s, 2011                                      58,950
             30,000 Alamosa PCS Holdings, Inc. company guaranty stepped-
                    coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                             15,450
             30,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                         26,400
             70,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       28,000
             40,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                 7,500
             30,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       11,400
             90,000 Horizon PCS, Inc. company guaranty stepped-coupon
                    zero % (14s, 5/1/05), 2010 (STP)                                                         38,700
             10,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes
                    Ser. B, 13s, 2003                                                                         6,500
             80,000 Hyperion Telecommunications Corp., Inc. sr. sub.
                    notes 12s, 2007                                                                          32,000
            290,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (In default) (NON) (STP)                                          33,350
             70,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                           72,100
            130,000 Ipcs, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               74,750
             50,000 IWO Holdings, Inc. company guaranty 14s, 2011                                            44,500
            270,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     18,900
             10,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 3/1/02), 2007 (STP)                                                             4,900
             50,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                   24,000
            150,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                               36,750
             90,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                       67,500
             30,000 Tele1 Europe B.V. sr. notes 13s, 2009                                                     9,300
            120,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       112,200
             35,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         31,500
            100,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                          91,000
             90,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           90,450
            140,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                        60,200
             90,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                    53,550
            130,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      149,720
            508,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                  3,810
             60,000 WinStar Communications, Inc. sr. notes 12 3/4s,
                    2010 (In default) (NON)                                                                     600
                                                                                                      -------------
                                                                                                          1,213,505

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         18,675
            110,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           33,000
            110,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               99,000
            110,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                           41,800
             65,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                             66,950
                                                                                                      -------------
                                                                                                            259,425

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 North Atlantic Trading Co. company guaranty Ser. B,
                    11s, 2004                                                                                95,000

Toys (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Hasbro, Inc. notes 7.95s, 2003                                                          107,800
             70,000 Hasbro, Inc. notes 5.6s, 2005                                                            60,900
                                                                                                      -------------
                                                                                                            168,700

Waste Management (1.1%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                               271,375
             70,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                             70,263
             40,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                             40,100
             90,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                             94,725
            260,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           271,604
                                                                                                      -------------
                                                                                                            748,067

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             31,800
            115,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            119,025
                                                                                                      -------------
                                                                                                            150,825
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $38,735,690)                                $  31,926,069

CONVERTIBLE BONDS AND NOTES (32.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
$            45,000 DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                     $      31,950
             20,000 DoubleClick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                       14,200
             35,000 Lamar Advertising Co. cv. notes 5 1/4s, 2006                                             32,813
            112,000 Omnicom Group, Inc. cv. sub. deb. 2 1/4s, 2013                                          182,280
             95,000 Young & Rubicam, Inc. 144A cv. sr. notes 3s, 2005                                        89,538
                                                                                                      -------------
                                                                                                            350,781

Aerospace and Defense (--%)
-------------------------------------------------------------------------------------------------------------------
             95,000 Kellstrom Industries, Inc. cv. sr. notes 5 1/2s, 2003                                    15,675

Automotive (0.4%)
-------------------------------------------------------------------------------------------------------------------
             86,000 Standard Motor Products, Inc. cv. sub. notes 6 3/4s, 2009                                59,448
            237,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                          204,116
                                                                                                      -------------
                                                                                                            263,564

Banking (0.4%)
-------------------------------------------------------------------------------------------------------------------
            352,000 JMH Finance, Ltd. 144A cv. sr. notes 4 3/4s, 2007
                    (United Kingdom)                                                                        348,920

Biotechnology (0.9%)
-------------------------------------------------------------------------------------------------------------------
            207,000 Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                            128,081
             59,000 COR Therapeutics, Inc. 144A cv. notes 5s, 2007                                           59,148
            180,000 COR Therapeutics, Inc. 144A cv. notes 4 1/2s, 2006                                      169,425
             80,000 Genzyme Corp. 144A cv. sub. deb. 3s, 2021                                                83,500
             73,000 Gilead Sciences, Inc. 144A cv. notes 5s, 2007                                           103,295
             60,000 Invitrogen Corp. 144A cv. sub. notes 5 1/2s, 2007                                        64,950
                                                                                                      -------------
                                                                                                            608,399

Broadcasting (1.1%)
-------------------------------------------------------------------------------------------------------------------
            241,000 Clear Channel Communications, Inc. cv. sr. notes 1 1/2s, 2002                           227,444
            575,000 Jacor Communications, Inc. cv. Liquid Yield Option Note
                    (LYON) zero %, 2018                                                                     277,438
            554,000 News America, Inc. 144A cv. notes zero %, 2021                                          265,920
                                                                                                      -------------
                                                                                                            770,802

Cable Television (1.7%)
-------------------------------------------------------------------------------------------------------------------
            235,000 Adelphia Communications Corp. cv. sub. notes 6s, 2006                                   200,631
            120,000 Adelphia Communications Corp. cv. sub. notes 3 1/4s, 2021                               115,350
            120,000 AT&T Corp.-Liberty Media Group 144A cv. sr. notes
                    3 1/2s, 2031                                                                             96,750
            183,000 AT&T Corp.-Liberty Media Group cv. mortgage-backed
                    4s, 2029                                                                                135,649
            280,000 AT&T Corp.-Liberty Media Group 144A cv. deb. 4s, 2029                                   207,550
            114,000 Charter Communications, Inc. 144A cv. bonds 5 3/4s, 2005                                128,108
            300,000 Comcast Corp. cv. deb. zero %, 2020                                                     234,375
            110,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                         73,150
                                                                                                      -------------
                                                                                                          1,191,563

Commercial and Consumer Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Cendant Corp. 144A cv. sr. notes zero %, 2021                                           260,550
            171,000 CUC International, Inc. cv. sub. notes 3s, 2002                                         168,649
            200,000 Service Corp. International cv. sub. notes 6 3/4s, 2008                                 244,764
                                                                                                      -------------
                                                                                                            673,963

Communications Equipment (1.0%)
-------------------------------------------------------------------------------------------------------------------
            200,000 CIENA Corp. cv. sr. notes 3 3/4s, 2008                                                  138,125
             21,000 CommScope, Inc. cv. sub. notes 4s, 2006                                                  17,614
            400,000 Comverse Technology, Inc. 144A cv. sr. notes 1 1/2s, 2005                               300,000
            209,000 ONI Systems Corp. cv. notes 5s, 2005                                                    154,399
            171,000 Redback Networks, Inc. cv. sub. notes 5s, 2007                                           86,569
                                                                                                      -------------
                                                                                                            696,707

Computers (1.2%)
-------------------------------------------------------------------------------------------------------------------
             52,000 Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                47,060
            470,000 Anixter International, Inc. cv. sr. notes zero %, 2020                                  135,713
            354,000 Anixter International, Inc. 144A cv. sr. notes zero %, 2020                             102,218
            200,000 Checkpoint Systems, Inc. cv. sub. deb. 5 1/4s, 2005
                    (acquired 05/03/01, cost $184,914) (RES)                                                170,250
            593,000 Hewlett-Packard Co. cv. sub. notes zero %, 2017                                         297,241
             55,000 Quantum Corp. cv. sub. notes 7s, 2004                                                    48,334
                                                                                                      -------------
                                                                                                            800,816

Consumer Finance (0.6%)
-------------------------------------------------------------------------------------------------------------------
            460,000 Providian Financial Corp. cv. sr. notes 3 1/4s, 2005                                    392,725

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
             36,000 Getty Images, Inc. cv. sub. notes 4 3/4s, 2003                                           27,000
            140,000 Getty Images, Inc. 144A cv. sub. notes 5s, 2007                                         106,225
                                                                                                      -------------
                                                                                                            133,225

Electronics (5.8%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Act Manufacturing, Inc. cv. sub. notes 7s, 2007                                          94,500
            303,000 Analog Devices, Inc. 144A cv. notes 4 3/4s, 2005                                        283,684
            109,000 Analog Devices, Inc. 144A cv. sub. notes 4 3/4s, 2005                                   102,051
            260,000 Arrow Electronics, Inc. cv. deb. zero %, 2021                                           114,075
             90,000 Atmel Corp. cv. sub. deb. zero %, 2018                                                   54,000
            490,000 Atmel Corp. 144A cv. sub. notes zero %, 2021                                            161,700
            125,000 Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                113,750
            180,000 Brooks Automation, Inc. 144A cv. notes 4 3/4s, 2008                                     165,038
            159,000 Burr-Brown Corp. cv. sub. notes 4 1/4s, 2007                                            177,683
          1,093,000 Celestica, Inc. cv. notes zero %, 2020 (Canada)                                         431,735
            120,000 DDi Corp. cv. sub. notes 5 1/4s, 2008                                                    97,800
            460,000 Jabil Circuit, Inc. cv. sub. notes 1 3/4s, 2021                                         421,475
             73,000 Lattice Semiconductor Corp. cv. sub. notes 4 3/4s, 2006                                  94,991
             54,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                           41,310
            290,000 PMC-Sierra, Inc. 144A cv. sub. notes 3 3/4s, 2006                                       298,519
             80,000 RF Micro Devices, Inc. cv. sub. notes 3 3/4s, 2005                                       69,100
            350,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                               227,063
            159,000 Sanmina Corp. cv. sub. notes 4 1/4s, 2004                                               163,571
            367,000 Solectron Corp. cv. notes zero %, 2020                                                  185,335
            147,000 Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                   144,244
            133,000 Thermo Electron Corp. cv. sr. notes 4s, 2005                                            122,526
            399,000 TranSwitch Corp. cv. notes 4 1/2s, 2005                                                 287,280
            120,000 TranSwitch Corp. 144A cv. notes 4 1/2s, 2005                                             86,400
                                                                                                      -------------
                                                                                                          3,937,830

Energy (1.5%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Diamond Offshore Drilling, Inc. 144A cv. deb. zero %, 2020                               50,050
            350,000 Global Marine, Inc. cv. deb. zero %, 2020                                               165,375
            345,000 Global Marine, Inc. 144A cv. deb. zero %, 2020                                          163,013
            176,000 Hanover Compressor Co. cv. sr. notes 4 3/4s, 2008                                       158,840
            247,000 Nabors Industries, Inc. cv. deb. zero %, 2020                                           147,274
             30,000 Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                         30,263
            430,000 Pride International, Inc. cv. deb. zero %, 2021                                         251,550
            102,000 Pride International, Inc. cv. sub. deb. zero %, 2018                                     42,713
             23,000 Seacor Holdings, Inc. cv. sub. notes 5 3/8s, 2006                                        24,610
                                                                                                      -------------
                                                                                                          1,033,688

Engineering & Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Foster Wheeler, Ltd. 144A cv. sub. notes 6 1/2s, 2007                                   184,275

Financial (0.2%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Financial Federal Corp. cv. sub. notes 4 1/2s, 2005                                     183,375

Health Care (0.2%)
-------------------------------------------------------------------------------------------------------------------
            168,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            158,550
             10,000 Total Renal Care Holdings, Inc. 144A cv. notes 7s, 2009                                   9,563
                                                                                                      -------------
                                                                                                            168,113

Homebuilding (0.4%)
-------------------------------------------------------------------------------------------------------------------
            200,000 D.R. Horton, Inc. cv. sr. notes zero %, 2021                                            109,250
            311,000 Lennar Corp. cv. deb. zero %, 2018                                                      193,986
                                                                                                      -------------
                                                                                                            303,236

Insurance (0.3%)
-------------------------------------------------------------------------------------------------------------------
            320,000 XL Capital, Ltd. 144A cv. deb. zero %, 2021 (Bermuda)                                   194,400

Investment Banking/Brokerage (2.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Affiliated Managers Group cv. sr. notes zero %, 2021                                    155,629
             81,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                         221,333
            396,000 E(*)Trade Group, Inc. cv. sub. notes 6s, 2007                                           251,460
             20,000 E(*)Trade Group, Inc. 144A cv. sub. notes 6s, 2007                                       12,700
            670,000 Legg Mason, Inc. 144A cv. LYON zero %, 2031                                             304,173
            690,000 Merrill Lynch & Co., Inc. cv. sr. notes zero %, 2031                                    345,431
            230,000 Stilwell Financial, Inc. 144A cv. LYON zero %, 2031                                     170,775
                                                                                                      -------------
                                                                                                          1,461,501

Medical Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
            190,000 ResMed, Inc. 144A cv. sub. notes 4s, 2006                                               203,665
            291,000 Thermo Cardiosystems, Inc. 144A cv. company
                    guaranty 4 3/4s, 2004                                                                   268,448
                                                                                                      -------------
                                                                                                            472,113

Metals (0.9%)
-------------------------------------------------------------------------------------------------------------------
            345,000 Freeport-McMoRan Copper & Gold, Inc. 144A cv. sr.
                    notes 8 1/4s, 2006                                                                      392,417
             49,000 Inco, Ltd. cv. deb. 7 3/4s, 2016 (Canada)                                                48,510
            100,000 Inco, Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                97,000
            103,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                                                  101,970
                                                                                                      -------------
                                                                                                            639,897

Oil & Gas (0.5%)
-------------------------------------------------------------------------------------------------------------------
            145,000 Devon Energy Corp. cv. deb. 4.95s, 2008                                                 147,900
            150,000 Kerr-McGee Corp. cv. sub. deb. 5 1/4s, 2010                                             171,188
                                                                                                      -------------
                                                                                                            319,088

Pharmaceuticals (2.6%)
-------------------------------------------------------------------------------------------------------------------
            157,000 Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                              101,461
            280,000 Allergan, Inc. 144A cv. bonds zero %, 2020                                              171,500
            155,000 Alpharma, Inc. cv. sr. notes 5 3/4s, 2005                                               179,994
            159,000 Alza Corp. cv. sub. LYON zero %, 2014                                                   213,060
             30,000 Aviron cv. sub. notes 5 1/4s, 2008                                                       20,288
            330,000 ICN Pharmaceuticals, Inc. 144A cv. sub. notes 6 1/2s, 2008                              356,400
             50,000 Inhale Therapeutic Systems, Inc. cv. sub. notes 3 1/2s, 2007                             27,125
             47,000 Inhale Therapeutic Systems, Inc. 144A cv. sub. notes 5s, 2007                            29,610
            110,000 Inhale Therapeutic Systems, Inc. 144A cv. sub. notes 3 1/2s, 2007                        59,675
             90,000 IVAX Corp. 144A cv. sr. sub. notes 5 1/2s, 2007                                         118,800
            100,000 IVAX Corp. 144A cv. sr. sub. notes 4 1/2s, 2008                                         107,000
            153,000 Sepracor, Inc. cv. sub. deb. 7s, 2005                                                   138,656
            356,000 Sepracor, Inc. cv. sub. deb. 5s, 2007                                                   260,325
                                                                                                      -------------
                                                                                                          1,783,894

Photography/Imaging (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,150,000 Xerox Corp. cv. sub. deb. 0.57s, 2018                                                   523,250

Power Producers (0.4%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Calpine Corp. 144A cv. bonds zero %, 2021                                               267,750

Publishing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            183,000 Times Mirror Co. cv. sub. notes zero %, 2017                                            110,715

Retail (0.7%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              172,350
            428,000 TJX Companies, Inc. (The) 144A cv. sub. notes zero %, 2021                              306,555
                                                                                                      -------------
                                                                                                            478,905

Semiconductor (0.6%)
-------------------------------------------------------------------------------------------------------------------
             87,000 Advanced Energy Industries, Inc. cv. sub. notes 5 1/4s, 2006                             72,863
            156,000 LAM Research Corp. cv. sub. notes 5s, 2002                                              182,130
            100,000 LAM Research Corp. 144A cv. notes 4s, 2006                                               95,313
             60,000 Photronics, Inc. cv. sub. notes 6s, 2004                                                 62,625
                                                                                                      -------------
                                                                                                            412,931

Software (2.5%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                            157,813
            410,000 Akamai Technologies, Inc. cv. sub. notes 5 1/2s, 2007                                   173,225
             61,000 Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                        47,046
            818,000 Citrix Systems, Inc. cv. sub. deb. zero %, 2019                                         460,125
            260,000 Network Associates, Inc. 144A cv. sub. notes 5 1/4s, 2006                               295,750
            135,000 Peregrine Systems, Inc. cv. sub. notes 5 1/2s, 2007                                     174,488
            380,000 Rational Software Corp. cv. sub. notes 5s, 2007                                         307,325
             92,000 Rational Software Corp. 144A cv. sub. notes 5s, 2007                                     74,405
                                                                                                      -------------
                                                                                                          1,690,177

Technology Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Acxion Corp. cv. sub. notes 5 1/4s, 2003                                                 91,250
            205,000 Affiliated Computer Services, Inc. cv. sub. notes 4s, 2005                              398,212
             26,000 Amkor Technology, Inc. cv. sub. notes 5s, 2007                                           17,843
             28,000 Amkor Technology, Inc. 144A cv. sub. notes 5s, 2007                                      19,215
            110,000 Automatic Data Processing, Inc. cv. LYON zero %, 2012                                   147,950
            216,000 CheckFree Holdings Corp. cv. company guaranty 6 1/2s, 2006                              160,380
             19,000 CheckFree Holdings Corp. 144A cv. sub. notes 6 1/2s, 2006                                14,108
             86,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                 46,225
                                                                                                      -------------
                                                                                                            895,183

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
             37,000 Reebok International, Ltd. 144A cv. bonds 4 1/4s, 2021                                   37,463

Tobacco (0.8%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                    243,000
            250,000 Vector Group, Ltd. 144A cv. sub. notes 6 1/4s,
                    2008 (Germany)                                                                          335,000
                                                                                                      -------------
                                                                                                            578,000

Transaction Processing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            180,000 National Data Corp. cv. sub. notes 5s, 2003                                             209,700
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $23,274,303)                              $  22,132,624

CONVERTIBLE PREFERRED STOCKS (13.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,339 Coltech Capitial Trust $5.25 cv. pfd.                                             $      53,058

Automotive (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,820 Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                     162,233

Banking (1.0%)
-------------------------------------------------------------------------------------------------------------------
              3,080 Sovereign Bancorp, Inc. $7.50% cv. pfd.                                                 199,430
              5,880 Union Planters Corp. Ser. E, $2.00 cum. cv. pfd.                                        327,075
              2,300 Washington Mutual, Inc. $4.00 cv. pfd.                                                  191,130
                                                                                                      -------------
                                                                                                            717,635

Broadcasting (1.6%)
-------------------------------------------------------------------------------------------------------------------
              6,358 Emmis Communications Corp. Ser. A, $3.125 cv. pfd.                                      253,525
              7,381 Pegasus Communications Corp. Ser. C, $6.50 cum. cv. pfd.                                253,722
                180 Radio One, Inc. $6.50 cum. cv. pfd.                                                     179,303
                 75 Radio One, Inc. 144A $6.50 cum. cv. pfd.                                                 74,709
             12,030 Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.                                   339,848
                                                                                                      -------------
                                                                                                          1,101,107

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
                412 Adelphia Communications Corp. Ser. D, 5.50% cum. cv. pfd.                                44,342

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
              3,600 Carriage Services Capital Trust 144A $3.50 cv. pfd.                                     105,300

Communications Equipment (0.4%)
-------------------------------------------------------------------------------------------------------------------
                208 Lucent Technologies, Inc. $8.00 cum. cv. pfd.                                           246,584

Electric Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,748 CMS Energy Corp. 8.75% cum. cv. pfd.                                                    154,904

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,768 Sensormatic Elecronics Corp. 144A $1.625 cv. pfd.                                       144,828

Electronics (0.1%)
-------------------------------------------------------------------------------------------------------------------
                200 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                2
                893 Pioneer Standard Electronics, Inc. $3.375 cv. pfd.                                       39,515
              1,500 Titan Capital Trust 144A $5.75 cv. pfd.                                                  50,813
                 14 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                              70
                                                                                                      -------------
                                                                                                             90,400

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
              4,080 Evi, Inc. $2.50 cum. cv. pfd.                                                           170,850
                931 Hanover Compressor 144A $3.625 cv. pfd.                                                  71,803
                                                                                                      -------------
                                                                                                            242,653

Energy (Oil Field) (--%)
-------------------------------------------------------------------------------------------------------------------
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (PIK)                                             58

Engineering & Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
             11,940 TXI Capital Trust I $2.75 cv. pfd.                                                      455,213

Entertainment (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,600 Six Flags, Inc. $7.25 cum. cv. pfd.                                                     140,000

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
              6,200 Suiza Capital Trust II $2.75 cv. pfd.                                                   272,025

Health Care Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
              2,379 Caremark RX Capital Trust I $3.50 cum. cv. pfd.                                         290,535

Insurance (1.1%)
-------------------------------------------------------------------------------------------------------------------
              3,933 ACE, Ltd. 8.25% cum. cv. pfd.                                                           274,327
              5,265 Metlife Capital Trust I $4.00 cum. cv. pfd.                                             500,175
                                                                                                      -------------
                                                                                                            774,502

Metals (0.6%)
-------------------------------------------------------------------------------------------------------------------
                 20 Anker Coal Group, Inc. 14.25% cv. pfd.                                                      100
             20,400 Freeport-McMoRan Copper & Gold, Inc. 7.00% cum. cv. pfd.                                334,050
              2,300 USX Capital Trust I $3.375 cum. cv. pfd.                                                108,100
                                                                                                      -------------
                                                                                                            442,250

Oil & Gas (2.1%)
-------------------------------------------------------------------------------------------------------------------
              4,800 Apache Corp. $2.015 cv. pfd.                                                            190,800
              5,900 Kerr-McGee Corp. $1.825 cv. pfd.                                                        253,700
              4,100 Newfield Exploration Co. $3.25 cv. pfd.                                                 217,813
              3,710 Unocal Capital Trust $3.125 cum. cv. pfd.                                               179,471
             10,700 Western Gas Rersources zero % cum. cv. pfd.                                             540,350
                                                                                                      -------------
                                                                                                          1,382,134

Paper & Forest Products (1.1%)
-------------------------------------------------------------------------------------------------------------------
              2,995 Georgia-Pacific Group $3.75 cv. pfd.                                                    118,303
              8,442 International Paper Capital Trust $2.625 cum. cv. pfd.                                  384,111
              6,808 Sealed Air Corp. Ser. A, $1.00 cum. cv. pfd.                                            285,936
                                                                                                      -------------
                                                                                                            788,350

Pharmaceuticals (0.5%)
-------------------------------------------------------------------------------------------------------------------
              1,468 Biovail Corp. $3.375 cv. pfd. (Canada)                                                  120,560
              6,970 Pharmacia Corp. 6.50% cv. pfd.                                                          255,276
                                                                                                      -------------
                                                                                                            375,836

Power Producers (0.2%)
-------------------------------------------------------------------------------------------------------------------
              2,683 Mirant Trust I Ser. A, $3.125 cum. cv. pfd                                              171,712

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,079 Canadian National Railway Co. $2.625 cv. pfd. (Canada)                                   63,931

Real Estate (0.5%)
-------------------------------------------------------------------------------------------------------------------
              3,824 Equity Residential Properties Trust Ser. E, $1.75 cum.
                    cv. pfd. (R)                                                                            125,714
              7,400 Equity Residential Properties Trust Ser. G, $1.813 cum.
                    cv. pfd. (R)                                                                            192,400
                                                                                                      -------------
                                                                                                            318,114

Software (0.3%)
-------------------------------------------------------------------------------------------------------------------
              6,908 Amdocs Automatic $6.75 cv. pfd.                                                         231,418

Telecommunications (0.9%)
-------------------------------------------------------------------------------------------------------------------
              5,304 Broadwing, Inc. Ser. B, $3.275 cum. cv. pfd.                                            220,779
              2,551 Global Crossing, Ltd. 6.75% cum. cv. pfd. (Bermuda)                                     162,945
              2,100 McLeodUSA, Inc. Ser. A, 6.75% cum. cv. pfd.                                             119,963
              2,662 Qwest Trends Trust 144A $2.401 cv. pfd.                                                 107,811
              2,700 XO Communications, Inc. 6.50% cv. pfd                                                    21,938
                                                                                                      -------------
                                                                                                            633,436
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $10,382,078)                             $   9,402,558

COMMON STOCKS (3.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              9,600 Act Manufacturing, Inc. (NON)                                                     $     100,416
              5,700 Acxiom Corp. (NON)                                                                       72,618
                 50 AmeriKing, Inc. (NON)                                                                         1
              1,948 Aurora Foods, Inc. (NON)                                                                  8,162
             24,313 Celcaribe S.A. (NON)                                                                      3,039
              5,800 Diamond Offshore Drilling, Inc.                                                         161,820
              5,808 Elan Corp. PLC ADR (Ireland) (NON)                                                      301,726
              1,379 Fitzgeralds Gaming Corp. (NON)                                                               14
              2,272 Genzyme Corp. (NON)                                                                     128,686
                123 Genzyme Corp. (Genzyme Biosurgery Division) (NON)                                           879
              5,900 Global Marine, Inc. (NON)                                                                84,960
              9,500 Healthsouth Corp. (NON)                                                                 171,760
                602 Imperial Credit Industries, Inc. (NON)                                                      500
              3,873 McLeodUSA, Inc. (NON)                                                                     4,841
              2,305 MPower Holdings Corp. 144A (NON)                                                            738
             18,600 Network Associates, Inc. (NON)                                                          294,810
              6,300 ONI Systems Corp. (NON)                                                                  87,570
              6,000 Pentair, Inc.                                                                           225,000
              4,300 Precision Castparts Corp.                                                               147,662
                220 PSF Holdings LLC Class A (NON)                                                          359,008
                 18 RCN Corp. (NON)                                                                              61
                250 RCN Corp. 144A (NON)                                                                          3
             10,623 Rite Aid Corp. (NON)                                                                     84,347
              6,500 Rite Aid Corp. (NON)                                                                     51,610
              3,000 Stilwell Financial, Inc.                                                                 85,800
             10,100 Symbol Technologies, Inc.                                                               136,350
              2,000 Texas Industries, Inc.                                                                   83,040
                                                                                                      -------------
                    Total Common Stocks (cost $2,956,413)                                             $   2,595,421

PREFERRED STOCKS (0.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,543 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $          35
             30,000 CSBI Capital Trust I 144A Ser. A, 11.75% pfd.                                            33,900
              2,136 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      228,552
              7,510 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                               26,285
                  3 Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                        2,745
                 30 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                              16,200
                 23 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      209,300
                136 Rural Cellular Corp. $12.25 pfd. (PIK)                                                  116,960
                                                                                                      -------------
                    Total Preferred Stocks (cost $765,423)                                            $     633,977

UNITS (0.8%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                $          25
                 78 Citizens Communications Co. units cv. pfd. $1.688                                       182,169
                266 Contifinacial Corp. Liquidating Trust units 8 1/8s                                       23,958
                 35 Fresenius Medical Capital Trust II units 7.875%, 2008
                    (Germany)                                                                                35,000
                 43 Washington Mutual Capital Trust I 144A units cum. cv.
                    pfd. $2.688                                                                             232,738
                200 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    60,000
                600 XCL, Ltd. 144A units cum. cv. pfd. zero % (PIK)                                             300
                                                                                                      -------------
                    Total Units (cost $1,200,002)                                                     $     534,190

WARRANTS (0.2%) (a) (NON)                                                               EXPIRATION
NUMBER OF WARRANTS                                                                         DATE               VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                125 Asia Plup & Paper Co., Ltd. 144A                                      3/15/05                 1
                 80 Bestel S.A. de C.V. (Mexico)                                          5/15/05             9,600
                 70 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 7
                690 CellNet Data Systems, Inc.                                            10/1/07                 1
                130 Dayton Superior Corp.                                                 6/15/09             2,600
                200 Decrane Aircraft Holdings Co.                                         9/30/08                 1
                742 Delta Financial Corp.                                                 12/21/10                1
                315 Diva Systems Corp.                                                    5/15/06            78,750
                579 Diva Systems Corp. 144A                                               3/1/08              2,895
                 90 Horizon PCS, Inc.                                                     10/1/01             1,800
              6,534 ICG Communications, Inc.                                              10/15/05               65
              2,108 Imperial Credit Industries, Inc.                                      8/1/08                422
                 90 Insilco Holding Co.                                                   8/15/08             3,600
                200 Interact Systems, Inc.                                                8/1/03                  1
                200 Interact Systems, Inc. 144A                                           12/15/09                2
                130 IPCS, Inc. 144A                                                       7/15/10             7,800
                175 Iridium World Com 144A                                                7/15/05                 1
                 50 IWO Holdings, Inc.                                                    1/15/11             3,500
                140 Jostens, Inc.                                                         5/1/10              2,818
                200 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 2
                235 Knology Holdings                                                      10/22/07               12
                650 McCaw International, Ltd.                                             4/15/07            11,050
                 85 Mediq, Inc. 144A                                                      6/1/09                  1
                 90 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 60 Pliant Corp. 144A                                                     6/1/10                120
                 80 Raintree Resort 144A                                                  12/1/04                 1
                 80 Startec Global Communications Corp.                                   5/15/08                 2
                 75 Sterling Chemicals Holdings                                           8/15/08                43
                 50 Telehub Communications Corp. 144A                                     7/31/05                 1
                180 Travel Centers of America                                             5/1/09                  2
                200 Ubiquitel, Inc. 144A                                                  4/15/10             8,000
                435 UIH Australia/Pacific, Inc. 144A                                      5/15/06                 4
                400 Veraldo Holdings, Inc. 144A                                           4/15/08               200
                                                                                                      -------------
                    Total Warrants (cost $166,409)                                                    $     133,305

SHORT-TERM INVESTMENTS (2.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           619,243 Short-term investments held as collateral for loaned securities with yields ranging from 3.51% to 3.80%
                    and due dates from September 4, 2001 to
                    October 19, 2001. (d)                                                             $     617,906
            884,000 Interest in $500,000,000 joint tri-party repurchase agreement dated August 31, 2001 with Credit
                    Suissee First Boston due September 1, 2001
                    with respect to various U.S. Government
                    obligations -- maturity value of $884,363 for an
                    effective yield of 3.70%                                                                884,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $1,501,906)                                    $   1,501,906
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $78,982,224) (b)                                          $  68,860,050
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $68,941,053.

  (b) The aggregate identified cost on a tax basis is $79,291,142 resulting in gross unrealized appreciation and depreciation of $2,500,260 and $12,931,352, respectively, or net unrealized depreciation of $10,431,092.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2001 was $170,250 or 0.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at August 31, 2001, which are subject to change based on the terms of the security.

  (d) See footnote 1 to financial statements on page 42.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value including $543,444 of securities on loan
(identified cost $78,982,224) (Note 1)                                          $68,860,050
-------------------------------------------------------------------------------------------
Cash                                                                                 15,633
-------------------------------------------------------------------------------------------
Dividends and interest receivables                                                1,065,050
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      393,196
-------------------------------------------------------------------------------------------
Total assets                                                                     70,333,929

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               385,966
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     59,601
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        243,714
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           41,317
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        16,661
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            975
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  617,906
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               26,736
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,392,876
-------------------------------------------------------------------------------------------
Net assets                                                                      $68,941,053

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                          $92,405,357
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,750,621)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                            (11,591,509)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                           (10,122,174)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $68,941,053

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($68,941,053 divided by 3,712,567 shares)                  $18.57
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended August 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $ 2,402,882
-------------------------------------------------------------------------------------------
Dividends                                                                           344,366
-------------------------------------------------------------------------------------------
Securities lending income                                                               816
-------------------------------------------------------------------------------------------
Total investment income                                                           2,748,064

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    489,433
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       93,857
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     4,481
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,224
-------------------------------------------------------------------------------------------
Other                                                                                53,028
-------------------------------------------------------------------------------------------
Total expenses                                                                      644,023
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (3,819)
-------------------------------------------------------------------------------------------
Net expenses                                                                        640,204
-------------------------------------------------------------------------------------------
Net investment income                                                             2,107,860
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (6,802,017)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                (19,945)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      2,387,525
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (4,434,437)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(2,326,577)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                        August 31      February 28
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 2,107,860      $ 4,936,376
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (6,802,017)      (4,323,864)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                                      2,367,580       (9,382,031)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (2,326,577)      (8,769,519)
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                             (2,271,912)      (4,936,376)
--------------------------------------------------------------------------------------------------
In excess of net investment income                                             --         (926,442)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --       (1,042,068)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (4,598,489)     (15,674,405)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    73,539,542       89,213,947
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $1,750,621 and
$1,586,569, respectively)                                             $68,941,053      $73,539,542
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at the beginning and end of period                   3,712,567        3,712,567
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended       Year         Year
Per-share                            August 31     ended        ended
operating performance               (Unaudited)  February 28  February 29         Year ended February 28
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.81       $24.03       $22.93       $27.57       $26.40       $26.43
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .57         1.33         1.38         1.86         1.76         1.77
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.20)       (3.69)        1.81        (3.69)        2.49         1.54
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.63)       (2.36)        3.19        (1.83)        4.25         3.31
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.61)       (1.33)       (1.49)       (1.91)       (1.77)       (1.83)
------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                     --         (.25)        (.24)          --           --         (.17)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.28)        (.36)        (.90)       (1.31)       (1.34)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.61)       (1.86)       (2.09)       (2.81)       (3.08)       (3.34)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $18.57       $19.81       $24.03       $22.93       $27.57       $26.40
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                        $16.950      $18.880      $18.750      $22.500      $27.312      $24.375
------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(b)                 (7.08)*      11.00        (7.49)       (7.47)       26.03        23.54
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $68,941      $73,540      $89,214      $85,134     $102,112      $97,791
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .91*        1.72         1.71         1.78         1.71         1.72
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.98*        6.13         5.89         7.31         6.45         6.66
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 70.34*       99.42        65.85        56.58        60.69        70.33
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage services and expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
August 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high-yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At August 31, 2001, the value of securities loaned amounted to $543,444. The fund received cash collateral of $617,906 which is pooled with collateral of other Putnam funds into 40 issuers of high grade short-term investments.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At February 28, 2001, the fund had a capital loss carryover of approximately $1,974,000 available to offset future net capital gain, if any, which will expire on February 28, 2009.

H) Distributions to shareholders shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date.

Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, August 31, 2001 the fund's expenses were reduced by $3,819 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $464 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $47,909,857 and $47,732,608, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
New accounting pronouncement

As required, effective January 1, 2001, the funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the funds did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Dolores S. Bamford
Vice President and Fund Manager

James A. Polk
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


75505  224  10/01